UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 3.6%
Honeywell International, Inc.	272,238	$15,803,416
United Technologies Corp.	164,588	12,251,931

		$28,055,347
Alcoholic Beverages - 7.3%
Carlsberg Group	74,314	$6,005,111
Diageo PLC	772,536	20,608,340
Heineken N.V.	381,292	20,596,628
Pernod Ricard S.A.	96,051	10,304,180

		$57,514,259
Apparel Manufacturers - 3.7%
Burberry Group PLC	138,441	$2,703,747
Compagnie Financiere Richemont S.A.	153,290	8,660,796
LVMH Moet Hennessy Louis Vuitton S.A.	94,204	14,128,420
NIKE, Inc., “B”	36,790	3,434,346

		$28,927,309
Automotive - 0.8%
Delphi Automotive PLC (a)	181,516	$5,153,239
Harley-Davidson, Inc.	33,780	1,460,309

		$6,613,548
Broadcasting - 6.1%
Omnicom Group, Inc.	217,883	$10,933,369
Viacom, Inc., “B”	72,842	3,402,450
Walt Disney Co.	471,725	23,180,566
WPP Group PLC	831,156	10,469,509

		$47,985,894
Brokerage & Asset Managers - 0.6%
Deutsche Boerse AG	87,682	$4,365,523

Business Services - 4.1%
Accenture PLC, “A”	247,146	$14,902,904
Adecco S.A.	104,964	4,594,891
Brenntag AG	30,514	3,340,549
Compass Group PLC	908,321	9,719,064

		$32,557,408
Chemicals - 1.9%
3M Co.	160,646	$14,655,735

Computer Software - 3.7%
Autodesk, Inc. (a)	174,656	$5,924,332
Check Point Software Technologies Ltd. (a)	56,190	2,729,148
Dassault Systemes S.A.	40,979	4,033,066
Oracle Corp.	545,283	16,467,547

		$29,154,093
Computer Software - Systems - 0.8%
Canon, Inc.	199,900	$6,690,840

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.2%
Smiths Group PLC	109,025	$1,817,617

Construction - 0.6%
Sherwin-Williams Co.	33,368	$4,482,991

Consumer Products - 6.9%
Beiersdorf AG	48,731	$3,224,938
Colgate-Palmolive Co.	113,494	12,184,716
International Flavors & Fragrances, Inc.	116,135	6,473,365
Procter & Gamble Co.	59,195	3,820,445
Reckitt Benckiser Group PLC	354,590	19,458,720
Svenska Cellulosa Aktiebolaget	548,858	9,311,415

		$54,473,599
Electrical Equipment - 3.6%
Amphenol Corp., “A”	130,008	$7,654,871
Legrand S.A.	285,086	9,111,157
Rockwell Automation, Inc.	25,741	1,733,914
Schneider Electric S.A.	180,950	10,172,682

		$28,672,624
Electronics - 3.0%
Altera Corp.	109,620	$3,886,029
Hoya Corp.	304,800	6,773,481
Microchip Technology, Inc.	157,985	5,273,539
Samsung Electronics Co. Ltd.	7,000	8,038,243

		$23,971,292
Energy - Independent - 0.7%
INPEX Corp.	1,018	$5,669,332

Food & Beverages - 6.3%
Dr Pepper Snapple Group, Inc.	140,809	$6,418,074
Groupe Danone	221,799	13,477,226
J.M. Smucker Co.	69,925	5,370,240
Nestle S.A.	400,190	24,590,067

		$49,855,607
Food & Drug Stores - 2.3%
Lawson, Inc.	36,400	$2,618,470
Tesco PLC	837,341	4,168,834
Walgreen Co.	310,434	11,287,380

		$18,074,684
Gaming & Lodging - 0.6%
William Hill PLC	1,029,304	$5,058,456

General Merchandise - 1.2%
Target Corp.	153,796	$9,327,727

Insurance - 0.8%
Swiss Re Ltd.	96,608	$6,070,778

Major Banks - 5.3%
Bank of New York Mellon Corp.	514,008	$10,938,090

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Goldman Sachs Group, Inc.	71,713	$7,235,842
Standard Chartered PLC	466,998	10,657,172
State Street Corp.	312,995	12,638,738

		$41,469,842
Medical Equipment - 7.2%
DENTSPLY International, Inc.	171,506	$6,232,528
Medtronic, Inc.	245,069	9,660,620
Sonova Holding AG	46,910	4,434,094
St. Jude Medical, Inc.	356,975	13,336,586
Thermo Fisher Scientific, Inc.	270,044	15,033,349
Waters Corp. (a)	105,818	8,198,779

		$56,895,956
Network & Telecom - 0.9%
Cisco Systems, Inc.	423,086	$6,748,222

Oil Services - 2.1%
National Oilwell Varco, Inc.	103,266	$7,466,132
Schlumberger Ltd.	123,879	8,827,617

		$16,293,749
Other Banks & Diversified Financials - 7.6%
Aeon Credit Service Co. Ltd.	155,400	$2,961,310
American Express Co.	151,235	8,727,772
Banco Santander Brasil S.A., ADR	418,079	3,189,943
Credicorp Ltd.	17,685	2,050,399
Erste Group Bank AG (a)	162,597	2,940,052
ICICI Bank Ltd.	257,735	4,429,053
Itau Unibanco Holding S.A., ADR	272,690	4,311,229
Julius Baer Group Ltd.	172,988	6,173,005
Komercni Banka A.S.	22,008	3,743,030
UBS AG	523,594	5,505,985
Visa, Inc., “A”	122,189	15,770,934

		$59,802,712
Pharmaceuticals - 4.5%
Bayer AG	195,882	$14,866,143
Johnson & Johnson	85,031	5,885,846
Merck KGaA	88,140	8,857,505
Roche Holding AG	33,621	5,953,553

		$35,563,047
Railroad & Shipping - 2.1%
Canadian National Railway Co.	167,512	$14,754,457
Kuehne & Nagel International AG	17,045	1,934,631

		$16,689,088
Specialty Chemicals - 6.9%
Akzo Nobel N.V.	212,727	$11,424,667
L’Air Liquide S.A.	63,197	7,041,100
Linde AG	154,206	22,967,429
Praxair, Inc.	65,290	6,774,490
Shin-Etsu Chemical Co. Ltd.	129,500	6,527,172

		$54,734,858

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.7%
Hennes & Mauritz AB, “B”	90,707	$3,339,574
Sally Beauty Holdings, Inc. (a)	188,431	4,978,347
Urban Outfitters, Inc. (a)	167,221	5,108,602

		$13,426,523
Trucking - 1.7%
United Parcel Service, Inc., “B”	179,085	$13,540,617

Utilities - Electric Power - 0.3%
Red Electrica de Espana	51,582	$2,040,305
Total Common Stocks		$781,199,582

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	4,792,220	$4,792,220
Total Investments		$785,991,802

Other Assets, Less Liabilities - 0.3%		2,024,823
Net Assets - 100.0%		$788,016,625

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$372,586,547	$—	$—	$372,586,547
United Kingdom	—	84,661,458	—	84,661,458
France	—	68,267,830	—	68,267,830
Switzerland	6,070,778	61,847,022	—	67,917,800
Germany	27,332,952	30,289,135	—	57,622,087
Netherlands	—	32,021,295	—	32,021,295
Japan	2,618,470	28,622,135	—	31,240,605
Canada	14,754,457	—	—	14,754,457
Sweden	—	12,650,989	—	12,650,989
Other Countries	16,023,749	23,452,765	—	39,476,514
Mutual Funds	4,792,220	—	—	4,792,220
Total Investments	$444,179,173	$341,812,629	$—	$785,991,802

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $20,608,340 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,689,249 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$671,823,100
Gross unrealized appreciation	$148,271,471
Gross unrealized depreciation	(34,102,769)
Net unrealized appreciation (depreciation)	$114,168,702

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,616,851	126,547,281	(127,371,912)	4,792,220

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,523	$4,792,220

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	48.1%
United Kingdom	10.7%
France	8.7%
Switzerland	8.6%
Germany	7.3%
Netherlands	4.1%
Japan	4.0%
Canada	1.9%
Sweden	1.6%
Other Countries	5.0%

6

QUARTERLY REPORT

July 31, 2012

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 59.3%
Aerospace - 3.4%
Cobham PLC	807,781	$2,938,473
Honeywell International, Inc.	99,020	5,748,111
Lockheed Martin Corp.	131,350	11,725,615
Northrop Grumman Corp.	36,760	2,433,512
United Technologies Corp.	81,120	6,038,573

		$28,884,284
Alcoholic Beverages - 1.3%
Heineken N.V.	202,416	$10,934,106

Automotive - 0.6%
Johnson Controls, Inc.	95,860	$2,362,949
USS Co. Ltd.	26,870	2,888,287

		$5,251,236
Broadcasting - 2.1%
Fuji Television Network, Inc.	1,422	$2,412,949
Nippon Television Network Corp.	15,260	2,330,457
Omnicom Group, Inc.	76,150	3,821,207
Viacom, Inc., “B”	67,490	3,152,458
Walt Disney Co.	120,800	5,936,112

		$17,653,183
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	24,234	$4,126,081
Computershare Ltd.	180,506	1,446,995
Daiwa Securities Group, Inc.	666,000	2,473,978

		$8,047,054
Business Services - 3.0%
Accenture PLC, “A”	135,710	$8,183,313
Amadeus Holdings AG	194,659	4,194,643
Bunzl PLC	224,774	3,918,257
Compass Group PLC	451,220	4,828,068
Dun & Bradstreet Corp.	29,620	2,375,228
Nomura Research Institute Ltd.	110,800	2,283,836

		$25,783,345
Cable TV - 0.4%
Comcast Corp., “Special A”	107,880	$3,444,608

Chemicals - 1.5%
3M Co.	61,620	$5,621,593
Givaudan S.A.	3,153	3,065,577
PPG Industries, Inc.	39,510	4,324,765

		$13,011,935
Computer Software - 0.7%
Oracle Corp.	203,110	$6,133,922

Computer Software - Systems - 1.2%
International Business Machines Corp.	39,830	$7,805,883
Konica Minolta Holdings, Inc.	326,500	2,299,891

		$10,105,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.7%
Geberit AG	11,682	$2,289,243
Stanley Black & Decker, Inc.	56,080	3,751,191

		$6,040,434
Consumer Products - 2.8%
Henkel KGaA, IPS	93,297	$6,699,789
Kao Corp.	228,400	6,181,477
Kose Corp.	67,300	1,575,819
Procter & Gamble Co.	77,890	5,027,021
Reckitt Benckiser Group PLC	89,411	4,906,578

		$24,390,684
Electrical Equipment - 1.3%
Danaher Corp.	64,010	$3,380,368
Legrand S.A.	108,618	3,471,358
Spectris PLC	66,027	1,592,603
Tyco International Ltd.	52,080	2,861,275

		$11,305,604
Electronics - 1.6%
Halma PLC	283,540	$1,751,387
Hirose Electric Co. Ltd.	15,800	1,510,249
Intel Corp.	76,270	1,960,139
Samsung Electronics Co. Ltd.	3,608	4,143,140
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	296,524	4,142,440

		$13,507,355
Energy - Independent - 1.0%
Cairn Energy PLC	495,644	$2,218,275
Occidental Petroleum Corp.	73,450	6,392,354

		$8,610,629
Energy - Integrated - 3.2%
BP PLC	1,017,637	$6,747,332
Chevron Corp.	57,550	6,306,329
Exxon Mobil Corp.	75,420	6,550,227
Royal Dutch Shell PLC, “A”	223,629	7,593,645

		$27,197,533
Food & Beverages - 2.5%
General Mills, Inc.	97,950	$3,790,665
Groupe Danone	133,828	8,131,823
Nestle S.A.	156,625	9,623,977

		$21,546,465
Food & Drug Stores - 0.9%
CVS Caremark Corp.	78,980	$3,573,845
Lawson, Inc.	52,100	3,747,866

		$7,321,711
General Merchandise - 0.6%
Target Corp.	84,560	$5,128,564

Insurance - 3.3%
Aon PLC	61,660	$3,033,672
Hiscox Ltd.	309,938	2,143,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
ING Groep N.V. (a)	394,492	$2,578,062
Jardine Lloyd Thompson Group PLC	151,709	1,740,663
MetLife, Inc.	153,940	4,736,734
Prudential Financial, Inc.	55,410	2,675,195
Swiss Re Ltd.	67,856	4,264,023
Travelers Cos., Inc.	63,170	3,957,601
Zurich Insurance Group AG	13,171	2,922,139

		$28,051,244
Leisure & Toys - 0.4%
Hasbro, Inc.	95,260	$3,412,213

Machinery & Tools - 0.6%
GLORY Ltd.	72,400	$1,494,629
Neopost S.A.	40,603	2,307,662
Schindler Holding AG	14,340	1,673,141

		$5,475,432
Major Banks - 3.9%
Bank of New York Mellon Corp.	247,118	$5,258,671
Goldman Sachs Group, Inc.	32,610	3,290,349
HSBC Holdings PLC	700,340	5,862,372
JPMorgan Chase & Co.	205,570	7,400,520
State Street Corp.	64,880	2,619,854
Sumitomo Mitsui Financial Group, Inc.	54,100	1,702,848
Toronto-Dominion Bank	22,145	1,742,717
Wells Fargo & Co.	152,930	5,170,563

		$33,047,894
Medical & Health Technology & Services - 0.5%
Kobayashi Pharmaceutical Co. Ltd.	45,600	$2,379,202
Quest Diagnostics, Inc.	35,720	2,087,120

		$4,466,322
Medical Equipment - 1.0%
Becton, Dickinson & Co.	26,270	$1,988,902
Medtronic, Inc.	105,990	4,178,126
St. Jude Medical, Inc.	74,980	2,801,253

		$8,968,281
Network & Telecom - 0.6%
Ericsson, Inc., “B”	578,310	$5,357,587

Oil Services - 0.1%
Transocean, Inc.	20,290	$950,181

Other Banks & Diversified Financials - 1.1%
DNB A.S.A.	267,216	$2,815,110
Hachijuni Bank Ltd.	177,000	936,924
MasterCard, Inc., “A”	6,200	2,706,734
Sapporo Hokuyo Holdings, Inc.	214,200	613,773
Western Union Co.	142,030	2,475,583

		$9,548,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.8%
Abbott Laboratories	109,550	$7,264,261
Bayer AG	115,278	8,748,835
GlaxoSmithKline PLC	401,664	9,228,692
Johnson & Johnson	148,530	10,281,247
Pfizer, Inc.	484,020	11,635,841
Roche Holding AG	51,651	9,146,277
Santen Pharmaceutical Co. Ltd.	54,300	2,310,112

		$58,615,265
Printing & Publishing - 0.4%
Pearson PLC	172,130	$3,222,752

Railroad & Shipping - 0.4%
Canadian National Railway Co.	35,600	$3,135,648

Real Estate - 0.9%
Deutsche Wohnen AG	274,296	$4,565,071
GSW Immobilien AG	74,820	2,753,141

		$7,318,212
Specialty Chemicals - 0.4%
Shin-Etsu Chemical Co. Ltd.	62,200	$3,135,059

Specialty Stores - 0.1%
Esprit Holdings Ltd.	862,000	$1,038,530

Telecommunications - Wireless - 3.2%
KDDI Corp.	1,784	$12,286,119
NTT DoCoMo, Inc.	1,946	3,259,357
Vodafone Group PLC	4,147,468	11,849,513

		$27,394,989
Telephone Services - 1.5%
AT&T, Inc.	199,170	$7,552,526
China Unicom (Hong Kong) Ltd.	1,030,000	1,507,671
TDC A.S.	313,935	2,127,514
Telecom Italia S.p.A.	2,035,104	1,419,092

		$12,606,803
Tobacco - 3.3%
British American Tobacco PLC	154,340	$8,199,509
Japan Tobacco, Inc.	237,400	7,487,406
Philip Morris International, Inc.	139,600	12,765,024

		$28,451,939
Trucking - 0.6%
Yamato Holdings Co. Ltd.	316,400	$5,174,776

Utilities - Electric Power - 0.5%
PG&E Corp.	96,110	$4,436,438
Total Common Stocks		$508,106,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - 35.8%
Asset-Backed & Securitized - 1.3%
Bayview Commercial Asset Trust, FRN, 1.715%, 2023 (z)	CAD	560,000	$554,737
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,671,277
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,054,576
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,128,784
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		456,720	443,019
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.815%, 2049		1,058,797	1,132,015
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.977%, 2051		1,813,786	1,929,776
Merrill Lynch Mortgage Trust, FRN, 5.846%, 2050		1,040,000	1,168,631
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.846%, 2050		214,544	222,057
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.9%, 2051		2,070,000	2,184,009

			$11,488,881
Automotive - 0.4%
Daimler Finance North America LLC, 1.3%, 2015 (n)		$1,610,000	$1,611,887
Toyota Motor Credit Corp., 0.875%, 2015		1,570,000	1,577,103
Volkswagen International Finance N.V., 2.375%, 2017 (n)		534,000	551,521

			$3,740,511
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020		$1,390,000	$1,661,460

Broadcasting - 0.1%
NBCUniversal Media LLC, 5.15%, 2020		$728,000	$863,603

Building - 0.1%
Owens Corning, Inc., 6.5%, 2016		$770,000	$860,435

Cable TV - 0.2%
DIRECTV Holdings LLC, 5.2%, 2020		$667,000	$765,743
Time Warner Cable, Inc., 5%, 2020		688,000	796,230

			$1,561,973
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019		$580,000	$787,698

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022		$395,000	$402,471

Emerging Market Quasi-Sovereign - 0.9%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$710,000	$823,600
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		319,000	322,190
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	232,320
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)		1,196,000	1,342,510
CEZ A.S., 4.25%, 2022 (n)		823,000	862,339
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		305,000	335,805
Comision Federal de Electricidad, 5.75%, 2042 (n)		677,000	765,010
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	287,995
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	304,747
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	607,988
Petrobras International Finance Co., 5.375%, 2021		1,049,000	1,173,497
Petroleos Mexicanos, 6%, 2020		408,000	489,600
Petroleos Mexicanos, 5.5%, 2021		232,000	270,280

			$7,817,881

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.5%
Federative Republic of Brazil, 5.625%, 2041	$695,000	$906,975
Republic of Colombia, 6.125%, 2041	613,000	847,473
Republic of Peru, 7.35%, 2025	700,000	1,022,000
Republic of Peru, 5.625%, 2050	28,000	36,890
Republic of South Africa, 5.5%, 2020	399,000	474,810
Republic of South Africa, 6.25%, 2041	422,000	569,700
Russian Federation, 4.5%, 2022 (n)	200,000	219,500
Russian Federation, 5.625%, 2042 (n)	200,000	237,000

		$4,314,348
Energy - Independent - 0.1%
Apache Corp., 4.75%, 2043	$267,000	$315,540
Encana Corp., 3.9%, 2021	450,000	465,588

		$781,128
Financial Institutions - 0.0%
SLM Corp., 6.25%, 2016	$382,000	$404,920

Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020	$672,000	$823,557
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	979,000	1,066,452
Pernod Ricard S.A., 5.5%, 2042 (n)	156,000	176,602
Pernod-Ricard S.A., 4.45%, 2022 (n)	152,000	164,933
SABMiller Holdings, Inc., 3.75%, 2022 (n)	229,000	251,138
Tyson Foods, Inc., 6.85%, 2016	900,000	1,017,000

		$3,499,682
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017	$625,000	$747,374

Forest & Paper Products - 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$793,000	$934,907
Votorantim Participacoes S.A., 6.75%, 2021 (n)	368,000	413,080

		$1,347,987
Insurance - 0.3%
American International Group, Inc., 4.875%, 2016	$830,000	$895,597
UnumProvident Corp., 6.85%, 2015 (n)	1,367,000	1,530,768

		$2,426,365
Insurance - Property & Casualty - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,440,000	$1,527,693
Chubb Corp., 6.375% to 2017, FRN to 2067	730,000	762,850
Liberty Mutual Group, Inc., 4.95%, 2022 (n)	345,000	353,285
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	804,000	752,745
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,259,000	1,296,770

		$4,693,343
International Market Quasi-Sovereign - 0.3%
Statoil A.S.A., 4.25%, 2041	$660,000	$750,239
Temasek Financial I Ltd., 2.375%, 2023 (n)	1,450,000	1,447,990

		$2,198,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 18.9%
Federal Republic of Germany, 3.75%, 2013	EUR	3,068,000	$3,906,308
Federal Republic of Germany, 3.75%, 2015	EUR	3,694,000	4,965,337
Federal Republic of Germany, 3.25%, 2021	EUR	3,781,000	5,498,367
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,594,590
Government of Australia, 5.75%, 2021	AUD	5,181,000	6,624,419
Government of Canada, 4.5%, 2015	CAD	4,141,000	4,513,581
Government of Canada, 4.25%, 2018	CAD	6,630,000	7,661,671
Government of Canada, 3.25%, 2021	CAD	1,158,000	1,310,964
Government of Canada, 5.75%, 2033	CAD	748,000	1,178,936
Government of Japan, 1.7%, 2017	JPY	764,500,000	10,475,475
Government of Japan, 1.1%, 2020	JPY	925,000,000	12,352,234
Government of Japan, 2.1%, 2024	JPY	595,650,000	8,559,184
Government of Japan, 2.2%, 2027	JPY	324,700,000	4,663,199
Government of Japan, 2.4%, 2037	JPY	375,150,000	5,421,281
Government of New Zealand, 6%, 2021	NZD	2,925,000	2,839,257
Kingdom of Belgium, 4.25%, 2021	EUR	1,881,000	2,652,942
Kingdom of Denmark, 3%, 2021	DKK	18,923,000	3,656,541
Kingdom of Norway, 3.75%, 2021	NOK	16,373,000	3,156,954
Kingdom of Spain, 4.6%, 2019	EUR	2,088,000	2,285,963
Kingdom of Sweden, 5%, 2020	SEK	32,545,000	6,173,866
Kingdom of the Netherlands, 3.75%, 2014	EUR	4,061,000	5,362,409
Kingdom of the Netherlands, 5.5%, 2028	EUR	716,000	1,275,992
Republic of Austria, 4.65%, 2018	EUR	1,966,000	2,886,311
Republic of Finland, 3.875%, 2017	EUR	806,000	1,153,300
Republic of Finland, 4%, 2025	EUR	672,000	1,020,968
Republic of France, 6%, 2025	EUR	1,371,000	2,355,726
Republic of France, 4.75%, 2035	EUR	3,183,000	5,046,469
Republic of Iceland, 4.875%, 2016 (n)		$1,036,000	1,044,135
Republic of Italy, 4.25%, 2015	EUR	1,662,000	2,038,598
Republic of Italy, 5.25%, 2017	EUR	5,725,000	7,009,806
Republic of Italy, 3.75%, 2021	EUR	3,280,000	3,494,927
United Kingdom Treasury, 8%, 2015	GBP	3,792,000	7,509,195
United Kingdom Treasury, 5%, 2018	GBP	3,229,000	6,269,913
United Kingdom Treasury, 8%, 2021	GBP	1,869,000	4,579,989
United Kingdom Treasury, 4.25%, 2027	GBP	1,856,000	3,714,583
United Kingdom Treasury, 4.25%, 2036	GBP	2,317,000	4,599,009

			$161,852,399
Major Banks - 1.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$455,000	$480,753
Bank of America Corp., 5.65%, 2018		920,000	1,015,674
Goldman Sachs Group, Inc., 5.75%, 2022		564,000	616,071
HSBC USA, Inc., 4.875%, 2020		600,000	634,153
ING Bank N.V., FRN, 1.868%, 2014 (n)		1,260,000	1,254,325
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	784,183
Morgan Stanley, 7.3%, 2019		980,000	1,081,482
PNC Financial Services Group, Inc., 5.125%, 2020		1,340,000	1,580,602
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	54,167
Royal Bank of Scotland PLC, 6.125%, 2021		780,000	881,009
Wells Fargo & Co., 2.1%, 2017		1,600,000	1,638,242

			$10,020,661
Medical & Health Technology & Services - 0.2%
Aristotle Holding, Inc., 2.65%, 2017 (n)		$1,390,000	$1,426,105
Aristotle Holding, Inc., 3.9%, 2022 (n)		156,000	167,699

			$1,593,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 0.2%
Southern Copper Corp., 6.75%, 2040	$290,000	$334,816
Teck Resources Ltd., 10.75%, 2019	287,000	347,270
Vale Overseas Ltd., 5.625%, 2019	100,000	112,676
Vale Overseas Ltd., 4.625%, 2020	316,000	337,693
Vale Overseas Ltd., 4.375%, 2022	508,000	530,976

		$1,663,431
Mortgage-Backed - 3.8%
Fannie Mae, 4.727%, 2012	$560,869	$560,649
Fannie Mae, 4.518%, 2013	56,880	57,243
Fannie Mae, 5.37%, 2013	240,537	240,437
Fannie Mae, 4.78%, 2015	332,914	361,836
Fannie Mae, 4.79%, 2015	350,598	381,686
Fannie Mae, 4.856%, 2015	263,340	285,837
Fannie Mae, 5.5%, 2015 - 2037	440,317	479,639
Fannie Mae, 5.09%, 2016	362,000	404,574
Fannie Mae, 5.424%, 2016	311,608	353,048
Fannie Mae, 4.99%, 2017	231,923	249,590
Fannie Mae, 5.05%, 2017	318,936	357,345
Fannie Mae, 2.578%, 2018	900,000	953,722
Fannie Mae, 3.84%, 2018	395,551	439,809
Fannie Mae, 5.16%, 2018	751,193	837,693
Fannie Mae, 5.1%, 2019	332,056	383,072
Fannie Mae, 5.18%, 2019	332,280	384,454
Fannie Mae, 6.16%, 2019	243,363	279,492
Fannie Mae, 5%, 2020 - 2040	6,223,125	6,876,931
Fannie Mae, 4.5%, 2025 - 2034	3,108,783	3,370,274
Fannie Mae, 6%, 2037 - 2038	1,292,299	1,447,881
Freddie Mac, 3.882%, 2017	733,000	821,830
Freddie Mac, 2.412%, 2018 (n)	802,000	844,214
Freddie Mac, 5.085%, 2019	589,000	696,947
Freddie Mac, 3.32%, 2020	575,811	627,988
Freddie Mac, 5.5%, 2037	827,115	914,019
Freddie Mac, 4.5%, 2040	6,713,909	7,229,647
Ginnie Mae, 5%, 2040 - 2041	2,294,640	2,554,709

		$32,394,566
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$941,913

Oil Services - 0.2%
Transocean, Inc., 6.5%, 2020	$1,100,000	$1,313,605

Other Banks & Diversified Financials - 0.7%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,000,000	$918,950
BB&T Corp., 3.95%, 2016	1,290,000	1,416,972
Capital One Financial Corp., 8.8%, 2019	750,000	966,005
Citigroup, Inc., 6.125%, 2018	1,250,000	1,427,608
SunTrust Banks, Inc., 3.5%, 2017	302,000	315,629
Svenska Handelsbanken AB, 2.875%, 2017	383,000	401,407
U.S. Bancorp, 2.95%, 2022	196,000	198,183

		$5,644,754
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,367,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.1%
Home Depot, Inc., 5.95%, 2041	$678,000	$947,602

Telecommunications - Wireless - 0.1%
American Tower Corp., REIT, 4.7%, 2022	$167,000	$174,350
Crown Castle Towers LLC, 6.113%, 2020 (n)	615,000	724,228

		$898,578
Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$449,000	$461,348

Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,169,559

Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 2017 (n)	$192,000	$196,635

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,250,622
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	526,800
Small Business Administration, 5.09%, 2025	111,621	125,705
Small Business Administration, 5.21%, 2026	1,398,789	1,576,509
Small Business Administration, 5.31%, 2027	731,036	832,780

		$4,312,416
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds, 6.875%, 2025	$5,155,000	$8,177,923
U.S. Treasury Bonds, 5.25%, 2029	423,000	608,194
U.S. Treasury Bonds, 4.5%, 2039	4,376,600	6,134,076
U.S. Treasury Notes, 4.75%, 2017	10,419,000	12,555,708
U.S. Treasury Notes, 3.5%, 2020	1,226,000	1,445,627

		$28,921,528
Utilities - Electric Power - 0.3%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$604,746
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,480,805
TECO Energy, Inc., 6.572%, 2017	780,000	939,545

		$3,025,096
Total Bonds		$306,323,834

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	43,667,491	$43,667,491
Total Investments		$858,097,440

Other Assets, Less Liabilities - (0.2)%		(1,904,945)
Net Assets - 100.0%		$856,192,495

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,414,468, representing 3.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.715%, 2023	5/25/06	$506,329	$554,737
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	443,434	443,019
Total Restricted Securities			$997,756
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	928,031	10/12/12	$960,847	$968,878	$8,031
BUY	CAD	Merrill Lynch International Bank	54,000	10/12/12	52,947	53,763	816
BUY	CHF	UBS AG	2,310,000	10/12/12	2,361,391	2,370,574	9,183
BUY	CZK	Goldman Sachs International	7,375,000	10/12/12	355,362	358,246	2,884
SELL	DKK	Citibank N.A.	7,329,345	10/12/12	1,214,255	1,213,997	258
BUY	EUR	Barclays Bank PLC	2,094,000	10/12/12	2,574,494	2,578,781	4,287
BUY	EUR	UBS AG	798,551	10/12/12	981,459	983,423	1,964

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	Barclays Bank PLC	3,528,792	10/12/12	$4,345,969	$4,345,741	$228
SELL	EUR	Goldman Sachs International	666,000	10/12/12	822,082	820,185	1,897
BUY	GBP	Merrill Lynch International Bank	77,000	10/12/12	119,092	120,721	1,629
BUY	JPY	Barclays Bank PLC	20,562,000	10/12/12	261,233	263,405	2,172
BUY	JPY	Citibank N.A.	1,064,817,988	10/12/12	13,406,331	13,640,653	234,322
BUY	JPY	Merrill Lynch International Bank	1,073,658,988	10/12/12	13,508,560	13,753,910	245,350
BUY	JPY	Morgan Stanley Capital Services, Inc.	34,058,000	10/12/12	435,850	436,294	444
BUY	KRW	JPMorgan Chase Bank N.A.	3,489,047,000	8/13/12	3,041,492	3,083,407	41,915
BUY	MXN	JPMorgan Chase Bank N.A.	12,816,742	10/12/12	953,095	957,028	3,933
BUY	MYR	JPMorgan Chase Bank N.A.	1,885,864	8/13/12	591,904	602,091	10,187
BUY	PLN	Barclays Bank PLC	2,628,000	8/23/12	778,296	784,473	6,177
BUY	PLN	Citibank N.A.	2,628,000	8/03/12	767,854	786,531	18,677
BUY	SGD	UBS AG	652,000	10/12/12	514,652	523,998	9,346
BUY	THB	HSBC Bank	22,050,000	9/20/12	697,233	697,562	329
BUY	THB	JPMorgan Chase Bank N.A.	514,000	9/28/12	16,217	16,253	36

							$604,065

Liability Derivatives
SELL	AUD	Credit Suisse Group	32,000	10/12/12	$32,631	$33,409	$(778)
SELL	AUD	Goldman Sachs International	45,000	10/12/12	45,139	46,981	(1,842)
SELL	AUD	Westpac Banking Corp.	2,801,327	10/12/12	2,835,839	2,924,625	(88,786)
SELL	CAD	Merrill Lynch International Bank	6,149,814	10/12/12	6,004,681	6,122,842	(118,161)
SELL	DKK	Citibank N.A.	7,649,693	10/12/12	1,262,763	1,267,058	(4,295)
BUY	EUR	Barclays Bank PLC	685,000	10/12/12	843,717	843,584	(133)
BUY	EUR	Citibank N.A.	411,000	10/12/12	508,626	506,150	(2,476)
BUY	EUR	UBS AG	17,000,228	9/17/12	21,228,525	20,928,946	(299,579)
SELL	EUR	Barclays Bank PLC	1,004,000	10/12/12	1,232,181	1,236,435	(4,254)
SELL	EUR	Credit Suisse Group	869,000	10/12/12	1,059,307	1,070,181	(10,874)
SELL	EUR	Goldman Sachs International	728,078	10/12/12	886,592	896,635	(10,043)
SELL	EUR	UBS AG	481,078	10/12/12	588,787	592,452	(3,665)
BUY	GBP	Barclays Bank PLC	51,000	10/12/12	80,118	79,958	(160)
BUY	GBP	UBS AG	86,000	10/12/12	134,929	134,831	(98)
SELL	GBP	Barclays Bank PLC	2,268,379	10/12/12	3,520,320	3,556,381	(36,061)
SELL	GBP	Deutsche Bank AG	2,268,379	10/12/12	3,520,161	3,556,381	(36,220)
BUY	HUF	UBS AG	251,000	8/21/12	1,096	1,093	(3)
SELL	JPY	Citibank N.A.	21,592,000	10/12/12	276,245	276,600	(355)
SELL	JPY	UBS AG	14,393,000	10/12/12	183,776	184,378	(602)
SELL	NOK	Barclays Bank PLC	13,050,150	10/12/12	2,134,840	2,159,122	(24,282)
SELL	NOK	Citibank N.A.	3,583,823	10/12/12	585,200	592,936	(7,736)
SELL	NZD	Goldman Sachs International	674,704	10/12/12	532,962	543,746	(10,784)
SELL	NZD	UBS AG	2,333,968	10/12/12	1,840,488	1,880,953	(40,465)
SELL	PLN	Barclays Bank PLC	2,628,000	8/03/12	780,145	786,531	(6,386)
SELL	SEK	Credit Suisse Group	29,636,224	10/12/12	4,232,053	4,345,006	(112,953)
SELL	SEK	Goldman Sachs International	694,000	10/12/12	98,281	101,748	(3,467)
BUY	ZAR	JPMorgan Chase Bank N.A.	6,944,933	8/21/12	842,670	836,782	(5,888)

							$(830,346)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$244,634,516	$—	$—	$244,634,516
United Kingdom	5,862,372	72,878,903	—	78,741,275
Japan	11,235,272	57,249,741	—	68,485,013
Switzerland	4,264,023	28,720,353	—	32,984,376
Germany	—	22,766,836	—	22,766,836
France	—	13,910,844	—	13,910,844
Netherlands	—	13,512,167	—	13,512,167
Sweden	—	5,357,587	—	5,357,587
Canada	4,878,365	—	—	4,878,365
Other Countries	6,957,550	15,877,586	—	22,835,136
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	33,233,944	—	33,233,944
Non-U.S. Sovereign Debt	—	176,182,857	—	176,182,857
Corporate Bonds	—	36,843,144	—	36,843,144
Residential Mortgage-Backed Securities	—	32,394,566	—	32,394,566
Commercial Mortgage-Backed Securities	—	11,045,862	—	11,045,862
Asset-Backed Securities (including CDOs)	—	443,019	—	443,019
Foreign Bonds	—	16,180,442	—	16,180,442
Mutual Funds	43,667,491	—	—	43,667,491
Total Investments	$321,499,589	$536,597,851	$—	$858,097,440

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(226,281)	$—	$(226,281)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,004,344 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $24,176,776 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$775,489,707
Gross unrealized appreciation	$99,894,924
Gross unrealized depreciation	(17,287,191)
Net unrealized appreciation (depreciation)	$82,607,733

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,323,208	117,095,529	(108,751,246)	43,667,491

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,392	$43,667,491

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	46.4%
Japan	13.0%
United Kingdom	12.5%
Germany	5.1%
Switzerland	4.0%
Netherlands	2.6%
France	2.6%
Canada	2.5%
Italy	1.7%
Other Countries	9.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2012

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 89.9%
Broadcasting - 0.7%
Viacom, Inc., “B”	666,850	$31,148,564

Cable TV - 11.4%
Charter Communications, Inc., “A” (a)	100,880	$7,759,690
Comcast Corp., “Special A”	5,452,850	174,109,501
Liberty Global, Inc., “A” (a)	677,000	35,732,060
Telenet Group Holding N.V.	694,026	30,565,342
Time Warner Cable, Inc.	1,096,739	93,146,043
Virgin Media, Inc.	6,455,609	176,754,574

		$518,067,210
Energy - Independent - 5.2%
Cabot Oil & Gas Corp.	526,630	$22,218,520
Energen Corp.	558,490	28,600,273
EOG Resources, Inc.	22,690	2,223,847
EQT Corp.	1,246,730	70,315,572
Occidental Petroleum Corp.	288,530	25,110,766
QEP Resources, Inc.	1,783,403	53,555,592
WPX Energy, Inc. (a)	2,037,188	32,493,149

		$234,517,719
Natural Gas - Distribution - 5.8%
AGL Resources, Inc.	500,435	$20,267,618
Atmos Energy Corp.	136,479	4,892,772
GDF SUEZ	2,278,963	50,712,166
NiSource, Inc.	633,300	16,206,147
ONEOK, Inc.	257,710	11,470,672
Sempra Energy	1,303,580	91,785,068
Spectra Energy Corp.	2,120,800	65,087,352

		$260,421,795
Natural Gas - Pipeline - 9.2%
El Paso Pipeline Partners LP	190,520	$6,641,527
Enagas S.A.	3,555,449	61,431,463
Kinder Morgan, Inc.	3,662,746	131,162,934
Williams Cos., Inc.	4,642,960	147,599,698
Williams Partners LP	1,283,360	69,699,282

		$416,534,904
Oil Services - 0.1%
Cheniere Energy, Inc. (a)	343,430	$4,680,951

Telecommunications - Wireless - 6.0%
American Tower Corp., REIT	605,610	$43,791,659
Cellcom Israel Ltd.	1,749,775	10,166,193
KDDI Corp.	332	2,286,430
Mobile TeleSystems OJSC, ADR	1,987,195	37,657,345
NII Holdings, Inc. (a)	631,440	4,262,220
SBA Communications Corp. (a)	675,630	39,902,708
TIM Participacoes S.A., ADR	2,728,554	57,708,917
Turkcell Iletisim Hizmetleri AS (a)	259,050	1,445,046
Vodafone Group PLC	26,649,609	76,139,200

		$273,359,718

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 10.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	26,944,590	$27,140,938
CenturyLink, Inc.	1,299,127	53,965,736
China Unicom (Hong Kong) Ltd.	3,728,000	5,456,892
Crown Castle International Corp. (a)	363,040	22,464,915
Deutsche Telekom AG	3,365,060	37,921,319
Empresa Nacional de Telecomunicaciones S.A.	1,683,922	33,113,001
Frontier Communications Corp. (l)	3,780,760	14,820,579
Kabel Deutschland Holding AG (a)	510,887	32,005,201
PT XL Axiata Tbk	38,558,000	25,157,231
TDC A.S.	7,162,652	48,540,754
Telecom Italia S.p.A.	74,599,728	52,018,915
Telefonica Brasil S.A., ADR	2,542,675	59,371,461
Ziggo N.V.	2,064,130	59,571,652

		$471,548,594
Utilities - Electric Power - 41.1%
AES Corp. (a)	7,754,470	$93,518,908
Aguas Andinas S.A., “A”	27,529,291	18,248,313
American Electric Power Co., Inc.	1,342,910	56,724,518
Calpine Corp. (a)	5,876,975	100,437,503
CenterPoint Energy, Inc.	2,750,630	57,928,268
CEZ A.S.	1,837,187	61,867,316
China Hydroelectric Corp., ADR (a)	836,143	627,107
China Longyuan Electric Power Group Corp.	2,425,000	1,554,684
CMS Energy Corp.	5,461,010	134,668,507
Companhia de Saneamento de Minas Gerais	1,093,200	27,015,249
Companhia Energetica de Minas Gerais, IPS	1,162,000	22,217,041
Companhia Paranaense de Energia, ADR	910,524	18,447,215
Companhia Paranaense de Energia, IPS	1,209,000	24,826,625
CPFL Energia S.A.	386,600	4,459,899
E.ON AG	1,170,792	24,902,035
Edison International	2,613,390	120,686,350
EDP Renovaveis S.A. (a)	13,926,644	42,830,182
Empresa Electrica Del Norte Grande S.A.	5,743,923	12,969,189
Energias de Portugal S.A.	46,001,957	104,459,053
Energias do Brasil S.A.	5,182,800	34,270,418
FirstEnergy Corp.	830,620	41,713,736
GenOn Energy, Inc. (a)	16,786,720	39,952,394
Great Plains Energy, Inc.	1,258,634	27,916,502
Iberdrola S.A.	11,412,769	41,139,781
ITC Holdings Corp.	696,310	51,659,239
Light S.A.	2,726,110	33,364,649
National Grid PLC	4,635,341	48,077,503
NextEra Energy, Inc.	949,520	67,320,968
Northeast Utilities	1,157,370	46,155,916
NRG Energy, Inc.	3,946,876	78,227,082
NV Energy, Inc.	1,324,813	24,230,830
OGE Energy Corp.	1,131,527	60,095,399
OJSC Enel OGK-5 (a)	66,410,462	3,410,908
PPL Corp.	2,072,830	59,904,787
Public Service Enterprise Group, Inc.	3,034,972	100,882,469
Red Electrica de Espana	1,367,725	54,099,814
RWE AG	639,497	25,083,082
SSE PLC	2,149,942	44,171,460

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Suez Environnement	653,340	$7,155,129
Territorial Generation Co. No. 1	13,905,739,131	2,530,845
Tractebel Energia S.A.	824,100	14,698,836
Transmissora Alianca de Energia Eletrica S.A., IEU	357,750	12,395,203
United Utilities Group PLC	845,414	9,036,387
Wholesale Generation Co.	71,859,819	5,860,671

		$1,861,741,970
Total Common Stocks		$4,072,021,425

Bonds - 1.7%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 5.665%, 2023 (i)(z)	$806,746	$75,995

Energy - Independent - 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	$24,735,000	$26,621,044

Utilities - Electric Power - 1.1%
GenOn Energy, Inc., 9.875%, 2020	$26,938,000	$29,497,110
NRG Energy, Inc., 7.875%, 2021	11,280,000	11,985,000
Viridian Group FundCo II, 11.125%, 2017 (z)	6,970,000	6,691,200

		$48,173,310
Total Bonds		$74,870,349

Convertible Preferred Stocks - 3.0%
Utilities - Electric Power - 3.0%
NextEra Energy, Inc., 7%	807,900	$44,434,500
PPL Corp., 8.75%	871,800	46,955,148
PPL Corp., 9.5%	858,230	46,644,801
Total Convertible Preferred Stocks		$138,034,449

Convertible Bonds - 1.4%
Cable TV - 0.7%
Virgin Media, Inc., 6.5%, 2016	$20,697,000	$33,710,239

Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4%, 2014	$15,017,000	$29,996,458
Total Convertible Bonds		$63,706,697

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	204,323,165	$204,323,165

Collateral for Securities Loaned - 0.3%
Morgan Stanley Repurchase Agreement, 0.16%, dated 7/31/12, due 8/01/12, total to be received $11,340,450, (secured by U.S. Treasury and Federal Agency obligations valued at $11,567,242 in an individually traded account), at Value	$11,340,400	$11,340,400
Total Investments		$4,564,296,485

Other Assets, Less Liabilities - (0.8)%		(35,068,656)
Net Assets - 100.0%		$4,529,227,829

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

3

Portfolio of Investments (unaudited) – continued

(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,621,044, representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.665%, 2023	1/18/02	$32,636	$75,995
Viridian Group FundCo II, 11.125%, 2017	3/01/12	6,755,269	6,691,200
Total Restricted Securities			$6,767,195
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contract at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	UBS AG	95,629,065	8/02/12	$46,650,600	$46,666,536	$15,936
SELL	BRL	JPMorgan Chase Bank N.A.	95,629,065	10/02/12	46,664,258	46,142,221	522,037
SELL	BRL	UBS AG	107,629,065	8/02/12	53,281,716	52,522,480	759,236
BUY	EUR	UBS AG	7,246,649	10/12/12	8,886,392	8,924,315	37,923
SELL	EUR	Credit Suisse Group	18,843,918	10/12/12	23,214,388	23,206,460	7,928
SELL	EUR	Goldman Sachs International	340,258	10/12/12	419,347	419,029	318
SELL	EUR	UBS AG	118,964,815	9/17/12	148,553,744	146,457,342	2,096,402
SELL	GBP	Barclays Bank PLC	431,522	10/12/12	676,840	676,543	297
SELL	GBP	Citibank N.A.	1,021,872	10/12/12	1,603,185	1,602,099	1,086

							$3,441,163

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	95,629,065	8/02/12	$47,142,749	$46,666,536	$(476,213)
BUY	BRL	UBS AG	12,000,000	8/02/12	5,940,594	5,855,944	(84,650)
SELL	BRL	JPMorgan Chase Bank N.A.	95,629,065	8/02/12	46,650,600	46,666,536	(15,936)
BUY	EUR	UBS AG	175,527	10/12/12	216,359	216,164	(195)
SELL	EUR	Credit Suisse Group	87,918,571	10/12/12	107,902,882	108,272,538	(369,656)
SELL	EUR	Deutsche Bank AG	2,294,514	10/12/12	2,820,712	2,825,715	(5,003)
SELL	EUR	JPMorgan Chase Bank N.A.	87,817,677	10/12/12	107,779,337	108,148,286	(368,949)
SELL	EUR	UBS AG	1,331,681	10/12/12	1,636,943	1,639,978	(3,035)

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contract at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Barclays Bank PLC	59,716,783	10/12/12	$92,675,072	$93,624,408	$(949,336)
SELL	GBP	Citibank N.A.	278,709	10/12/12	431,965	436,962	(4,997)
SELL	GBP	Deutsche Bank AG	59,716,783	10/12/12	92,670,892	93,624,408	(953,516)
SELL	GBP	JPMorgan Chase Bank N.A.	21,250,000	10/12/12	32,919,544	33,315,905	(396,361)

							$(3,627,847)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,801,927,812	$—	$—	$2,801,927,812
Brazil	308,775,514	—	—	308,775,514
United Kingdom	—	177,424,550	—	177,424,550
Spain	—	156,671,058	—	156,671,058
Portugal	—	147,289,235	—	147,289,235
Germany	—	119,911,637	—	119,911,637
Chile	64,330,503	—	—	64,330,503
Czech Republic	61,867,316	—	—	61,867,316
Netherlands	—	59,571,652	—	59,571,652
Other Countries	48,450,645	263,835,952	—	312,286,597
Corporate Bonds	—	131,809,851	—	131,809,851
Commercial Mortgage-Backed Securities	—	75,995	—	75,995
Foreign Bonds	—	6,691,200	—	6,691,200
Short Term Securities	—	11,340,400	—	11,340,400
Mutual Funds	204,323,165	—	—	204,323,165
Total Investments	$3,489,674,955	$1,074,621,530	$—	$4,564,296,485

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(186,684)	$—	$(186,684)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $54,632,607 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $31,217,502 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,210,381,930
Gross unrealized appreciation	$654,701,932
Gross unrealized depreciation	(300,787,377)
Net unrealized appreciation (depreciation)	$353,914,555

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	72,861,985	852,499,511	(721,038,331)	204,323,165

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$121,951	$204,323,165

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	68.8%
Brazil	6.8%
United Kingdom	4.1%
Spain	3.5%
Portugal	3.3%
Germany	2.6%
Chile	1.4%
Czech Republic	1.4%
Netherlands	1.3%
Other Countries	6.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.